Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill
Schedule of changes in the carrying amount of goodwill by segment

	December 31, 2016		December 31, 2015
		Global Retail		Global Retail
	Healthcare	and Other	Healthcare	and Other
Beginning balance	$1,147,771	$49,273	$1,147,396	$49,957
Purchase price adjustments	—	—	979	—
Foreign currency translation and other	—	(1,020)	(604)	(684)
Ending balance	$1,147,771	$48,253	$1,147,771	$49,273